Supplementary Financial Information (Schedule Of Trade Accounts Receivable) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Financial Information [Abstract]
Gross trade accounts and other receivables	$ 600	$ 509	$ 528
Trade accounts receivable from TCEH	(146)	(118)	(118)
Allowance for uncollectible accounts	(4)	(3)	(3)
Trade accounts receivable from nonaffiliates - net	$ 450	$ 388	$ 407